Document and Entity Information	6 Months Ended
Jun. 30, 2020
Cover [Abstract]
Entity Registrant Name	GUIDED THERAPEUTICS INC
Entity Central Index Key	0000924515
Document Type	S-1
Document Period End Date	Jun. 30, 2020
Amendment Flag	false
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	false
Entity Small Business	true
Entity Incorporation, State or Country Code	DE
Entity File Number	0-22179
Entity Interactive Data Current	Yes
Document Fiscal Year Focus	2020